Advance to suppliers (Detail Textuals)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 07, 2017	Sep. 30, 2018	Mar. 31, 2018 USD ($) Supplier	Sep. 30, 2017 USD ($) Supplier	Sep. 30, 2016 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advance to suppliers			$ 4,466,068	$ 4,112,915	$ 3,716,616
Number of suppliers | Supplier			2	2
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advance to suppliers			$ 4,349,656	$ 4,075,595
Percentage of advances to suppliers on each purchase order			30.00%	20.00%
Two suppliers | Subsequent event
Share-based Goods and Nonemployee Services Transaction [Line Items]
Percentage of advances to suppliers utilized	53.00%	100.00%